Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
NOTE 12:-	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table summarizes the changes in accumulated balances of other comprehensive income (loss):

	Unrealized Gains (losses) on marketable securities	Unrealized Gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Year ended December 31, 2018:
Beginning balance	$(30)	$45	$286	$301
Other comprehensive income (loss) before reclassifications	(887)	(230)	6	(1,111)
Amounts reclassified from accumulated other comprehensive income (loss)	480	92	-	572

Net current period other comprehensive income (loss)	(407)	(138)	6	(539)

Ending Balance	$(437)	$(93)	$292	$(238)

	Unrealized Gains (losses) on marketable securities	Unrealized Gains (losses) on cash flow hedges	Foreign currency translation adjustment	Total
Year ended December 31, 2017:
Beginning balance	$(100)	$3	$15	$(82)
Other comprehensive income before reclassifications	104	436	271	811
Amounts reclassified from accumulated other comprehensive income (loss)	(34)	(394)	-	(428)

Net current period other comprehensive income	70	42	271	383

Ending Balance	$(30)	$45	$286	$301